Leases - Schedule of Components of Lease Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost
Operating lease cost (includes variable lease payments)	$ 100	$ 96
Amortization of right-of-use assets	7	6
Interest on lease liabilities	1	0
Total finance lease cost	8	6
Total lease cost	$ 108	$ 102